Research and Development Expenses	12 Months Ended
Dec. 31, 2017
Research And Development Expenses
RESEARCH AND DEVELOPMENT EXPENSES
NOTE 13:-	RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Clinical and preclinical trials	13,710	19,504	10,815
Salary and related expenses	3,150	2,546	2,575
Patents	830	759	842
Royalties	39	42	240
Laboratory materials	227	144	190
Rent	182	181	182
Depreciation	12	15	19
Others	172	189	189

	18,322	23,380	15,052